First Trust Nasdaq-100 Select Equal Weight ETF Average Annual Total Returns			12 Months Ended	28 Months Ended	34 Months Ended	38 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	89 Months Ended	101 Months Ended	120 Months Ended	132 Months Ended	227 Months Ended	229 Months Ended	234 Months Ended		236 Months Ended	237 Months Ended	238 Months Ended	268 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq-100 Select Equal Weight(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]
Nasdaq-100 Equal Weighted(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			14.99%						8.20%			13.81%	11.69%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	21.88%	24.47%	21.49%	14.19%	14.00%	14.42%	14.37%	14.77%	14.82%	10.87%	11.26%	10.73%	11.26%	11.13%	10.87%	10.96%	10.98%	11.07%
Nasdaq-100 Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			21.02%						15.30%			19.70%	15.63%
First Trust Nasdaq-100 Select Equal Weight ETF
Prospectus [Line Items]
Average Annual Return, Percent			14.33%						7.66%			13.18%	11.03%
Performance Inception Date		Apr. 19, 2006
First Trust Nasdaq-100 Select Equal Weight ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.13%						7.42%			12.93%	10.80%
First Trust Nasdaq-100 Select Equal Weight ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.48%						5.90%			10.94%	9.55%

[1]	The Nasdaq-100 Select Equal WeightTM Index began operations on June 23, 2025.
[2]	On December 22, 2025, the Fund’s underlying index changed from the Nasdaq-100 Equal WeightedTM Index to the Nasdaq-100 Select Equal WeightTM Index. Therefore, any Fund performance and historical returns shown above that incorporate Fund performance prior to December 22, 2025 reflect performance of the Fund based on the Nasdaq-100 Equal WeightedTM Index and are not necessarily indicative of the performance that the Fund, based on the Nasdaq-100 Select Equal WeightTM Index, would have generated.
[3]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.